Noncontrolling Interest (Parenthetical) (Detail) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 20, 2014 Members	Nov. 07, 2013	Apr. 30, 2014	Dec. 31, 2010
Noncontrolling Interest Note [Line Items]
Percentage of equity interest transferred	100.00%
Stock based compensation		$ 1,699,000	$ 2,271,000	$ 2,614,000
Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia")
Noncontrolling Interest Note [Line Items]
Equity interest percentage		75.00%
China Super Media Holdings Limited ("CSM Holdings")
Noncontrolling Interest Note [Line Items]
Equity interest percentage		100.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology" , originally named as N-S Investment Holdings Co., Ltd)
Noncontrolling Interest Note [Line Items]
Equity interest percentage		100.00%
Percentage of equity interest transferred	100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia")
Noncontrolling Interest Note [Line Items]
Percentage of equity interest acquired							100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | China Super Media Holdings Limited ("CSM Holdings")
Noncontrolling Interest Note [Line Items]
Equity interest percentage		75.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Yuewu Yuntian
Noncontrolling Interest Note [Line Items]
Percentage of equity interest acquired								10.00%
Equity interest percentage		15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Beijing Holch Capital Investment Center ("Holch Capital")
Noncontrolling Interest Note [Line Items]
Equity interest percentage		10.00%
Beijing Joysee Technology Co., Ltd ("Joysee")
Noncontrolling Interest Note [Line Items]
Number of member to board of directors					5
Gain or loss from equity transfer		0
Stock based compensation		$ 963,000
Beijing Joysee Technology Co., Ltd ("Joysee") | Beijing N-S Information Technology Co., Ltd ("N-S Information Technology" , originally named as N-S Investment Holdings Co., Ltd)
Noncontrolling Interest Note [Line Items]
Equity interest percentage		46.90%
Number of members entitled to recommend to board of directors					3
Beijing Joysee Technology Co., Ltd ("Joysee") | Beijing Ying Zhi Cheng Technology Co., Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage		23.10%			5.20%
Percentage of equity interest transferred					17.90%
Beijing Joysee Technology Co., Ltd ("Joysee") | Intel Semiconductor (Dalian) Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage		30.00%
Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Dissolved date of company						Nov. 07, 2013